Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2025
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,904	(3,775)	(8,921)	208
Trademarks	1,482	(972)	—	510
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship(1)	39,500	(14,562)	(24,938)	—
Technology(1)	9,900	(3,660)	(6,240)	—
Total	153,301	(71,694)	(80,889)	718

	As of March 31, 2026
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,546	(3,450)	(8,921)	175
Trademarks	1,482	(1,121)	—	361
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Total	103,543	(53,296)	(49,711)	536

(1)
Buyer and customer relationship and technology were acquired through the Group’s acquisitions with Ruisha Technology during the year ended March 31, 2022, which were measured at fair value upon the completion of acquisition. The Group deconsolidated Ruisha Technology since August 31, 2025 and the carrying amount, accumulated amortization amount and accumulated impairment amount of buyer and customer relationship and technology was derecognized.

Schedule of Amortization Expense

As of March 31, 2026, amortization expense related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2027	155
2028	127
2029	102
2030	59
2031	37
Thereafter	56
536